Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
CASH USED IN OPERATING ACTIVITIES
Net income (loss)	$ 2,978,000	$ 16,717,000	$ 4,666,000	$ 7,059,000	$ (3,516,000)	$ (8,510,000)
Adjustments to reconcile net loss to cash used in operating activities
Share-based compensation			137,000	894,000	1,767,000	2,894,000
Shares issued for services						681,000
Amortization of intangible assets	269,000	269,000	538,000	538,000	1,076,000	1,076,000
Depreciation	504,000	396,000	1,002,000	562,000	1,552,000	3,000
Excess of fair value of warrants over proceeds of private Placement				659,000	1,040,000
Change in fair value of warrant liabilities	(8,848,000)	(20,788,000)	(14,171,000)	(15,521,000)	(13,229,000)	(2,082,000)
Changes in assets and liabilities:
Gain/Loss on warrants modification	2,444,000		2,444,000
Accounts receivable			(132,000)	(868,000)	(337,000)	(76,000)
Inventory				(1,070,000)	(1,061,000)
Prepaid expenses			(120,000)	88,000	62,000	143,000
Lease liability			1,000		1,000
Trade payables and other liabilities			(126,000)	(717,000)	(810,000)	(36,000)
Net cash used in operating activities			(5,761,000)	(8,376,000)	(13,455,000)	(5,907,000)
CASH USED IN INVESTING ACTIVITIES
Purchase of equipment			(359,000)	(961,000)	(1,328,000)	(2,617,000)
Net cash used in investing activities			(359,000)	(961,000)	(1,328,000)	(2,617,000)
CASH PROVIDED BY FINANCING ACTIVITIES
Proceeds from private placement of shares			5,000,000	16,867,000	24,417,000	9,256,000
Share issuance costs			(194,000)	(206,000)	(602,000)	(300,000)
Subscriptions received for private placement					679,000
Proceeds from exercise of warrants						181,000
Proceeds from exercise of options	0	0				112,000
Net cash provided by financing activities			4,806,000	16,661,000	24,494,000	9,249,000
Net change in cash			(1,314,000)	7,324,000	9,711,000	725,000
Beginning cash balance			10,737,000	1,026,000	1,026,000	301,000
Ending cash balance	$ 9,423,000	$ 8,350,000	9,423,000	8,350,000	10,737,000	1,026,000
Supplemental disclosures of non-cash transactions:
Equipment purchases included in trade payables			2,000		(119,000)	322,000
Excess fair value of warrants over private placements proceeds				659,000
Shares issued for debt settlement			679,000
Value of common shares issued as milestone payments				1,005,000		908,000
Private placement proceeds allocated to derivative liabilities			4,647,000
Private placement proceeds allocated to warrant liability				15,442,000	22,972,000
Accounts receivable settled through share cancellation			75,000
Share issuance costs for common shares issued					188,000
Share issuance costs settled by issuance of shares					$ 1,005,000